Intangible Asset	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset

Note 7 – Intangible Asset

As of December 31, 2021 and 2020, intangible assets consisting of the acquired brand assets of Kalahari had a balance of $4,604,359 and $4,962,834 respectively. As of December 31, 2021, management estimated that the remaining useful life of the Company’s intangible asset was approximately 19 years.

The estimated future amortization of intangibles subject to amortization at December 31, 2021 was as follows:

5 Year Schedule

2022	$242,335
2023	242,335
2024	242,335
2025	242,335
2026	242,335
Thereafter	3,392,686

Total remaining amortization	$4,604,359

Amortization expense for the year ended December 31, 2021 was $245,238. There was no amortization in 2020.